Short-term Borrowings and Long-term Debt - Summary of Short-term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Debt Disclosure [Abstract]
Unsecured short-term borrowings from banks	¥ 6,458	¥ 4,681
Short-term borrowings	¥ 6,458	¥ 4,681